FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of notes and other explanatory information [Abstract]
Credit risk and credit loss allowances for accounts receivable and contract assets by segment
Exposure to credit risk and credit loss allowances for accounts receivable and contract assets by segment are as follows:

As at March 31, 2026	Civil Aviation	Defense and Security	Amounts not allocated to a segment	Total
Gross accounts receivable	$350.0	$254.3	$42.4	$646.7
Gross contract assets	157.8	364.7	—	522.6
Total	$507.8	$619.0	$42.4	$1,169.3
Credit loss allowances	$(21.9)	$(0.5)	$—	$(22.4)
As a %	4.3%	0.1%	—%	1.9%

As at March 31, 2025	Civil Aviation	Defense and Security	Amounts not allocated to a segment	Total
Gross accounts receivable	$384.8	$211.8	$36.7	$633.3
Gross contract assets	163.2	357.8	—	521.0
Total	$548.0	$569.6	$36.7	$1,154.3
Credit loss allowances	$(19.3)	$(2.0)	$—	$(21.3)
As a %	3.5%	0.4%	—%	1.8%

Disclosure of how entity manages liquidity risk
The following tables present a maturity analysis based on the contractual maturity date of the Company’s financial liabilities based on expected cash flows. Cash flows from derivatives presented either as derivative assets or liabilities have been included, as the Company manages its derivative contracts on a gross basis. The amounts are the contractual undiscounted cash flows. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate except as otherwise stated:

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2026	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$699.9	$699.9	$699.9	$—	$—	$—	$—	$—
Total long-term debt (2)
Long-term debt (other than lease liabilities)	2,472.0	2,472.0	183.9	476.3	653.0	123.2	235.8	799.8
Interest and accretion	—	602.1	86.7	72.2	49.6	35.3	49.3	309.0
Lease liabilities	762.2	1,173.7	112.3	103.2	113.4	82.0	110.9	651.9
Other non-current liabilities (3)	72.6	122.1	—	24.1	27.8	22.2	21.9	26.1
	$4,006.7	$5,069.8	$1,082.8	$675.8	$843.8	$262.7	$417.9	$1,786.8
Net derivative financial liabilities (assets)
Forward foreign currency contracts (4)	$19.8
Outflow		$2,402.8	$2,084.5	$307.6	$10.7	$—	$—	$—
Inflow		(2,372.2)	(2,062.7)	(298.9)	(10.6)	—	—	—
Foreign currency and
interest rate swap agreements	10.0	20.2	1.0	1.2	18.0	—	—	—
Equity swap agreements	(1.0)	(1.0)	(1.0)	—	—	—	—	—
	$28.8	$49.8	$21.8	$9.9	$18.1	$—	$—	$—
	$4,035.5	$5,119.6	$1,104.6	$685.7	$861.9	$262.7	$417.9	$1,786.8

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2025	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$914.4	$914.4	$914.4	$—	$—	$—	$—	$—
Total long-term debt (2)
Long-term debt (other than lease liabilities)	2,678.3	2,678.3	277.9	469.3	140.6	654.5	121.7	1,014.3
Interest and accretion	—	686.2	93.2	74.6	67.5	50.0	34.7	366.2
Lease liabilities	792.1	1,237.2	170.7	98.9	90.3	101.8	69.9	705.6
Other non-current liabilities (3)	91.4	155.2	—	25.0	31.4	28.1	23.9	46.8
	$4,476.2	$5,671.3	$1,456.2	$667.8	$329.8	$834.4	$250.2	$2,132.9
Net derivative financial liabilities (assets)
Forward foreign currency contracts (4)	$38.3
Outflow		$2,829.3	$2,481.4	$305.6	$39.4	$2.9	$—	$—
Inflow		(2,780.2)	(2,443.3)	(295.4)	(38.5)	(3.0)	—	—
Foreign currency and
interest rate swap agreements	14.4	36.2	1.0	1.7	1.9	31.6	—	—
Equity swap agreements	(13.0)	(13.0)	(13.0)	—	—	—	—	—
	$39.7	$72.3	$26.1	$11.9	$2.8	$31.5	$—	$—
	$4,515.9	$5,743.6	$1,482.3	$679.7	$332.6	$865.9	$250.2	$2,132.9
(1) Includes trade accounts payable, accrued liabilities, interest payable, current portion of royalty obligations and certain payroll-related liabilities.
(2) Contractual cash flows include contractual interest and principal payments related to debt obligations. Contractual interests on debt obligations with variable interest rate are presented using the period-end rate.
(3) Includes non-current royalty obligations and other non-current liabilities.
(4) Outflows and inflows are presented in Canadian dollar equivalent using the contractual forward foreign currency rate.

Disclosure of foreign currency risks
The forward foreign currency contracts outstanding are as follows:

(amounts in millions, except average rate)			2026			2025
	Notional		Average	Notional		Average
Currencies (sold/bought)	amount	(1)	rate	amount	(1)	rate
USD/CDN
Less than 1 year	$1,003.6		0.73	$1,257.8		0.72
Between 1 and 3 years	259.7		0.74	250.8		0.73
Between 3 and 5 years	—		—	0.4		0.75
EUR/CDN
Less than 1 year	428.9		0.63	308.1		0.66
Between 1 and 3 years	55.1		0.64	60.7		0.66
Between 3 and 5 years	—		—	2.4		0.65
CDN/USD
Less than 1 year	231.5		1.38	489.6		1.42
Between 1 and 3 years	2.8		1.39	31.3		1.39
Between 3 and 5 years	—		—	0.2		1.37
Other currencies
Less than 1 year	420.6		n.a.	426.4		n.a.
Between 1 and 3 years	0.6		n.a.	1.6		n.a.
Total	$2,402.8			$2,829.3
(1) Exchange rates as at the end of the respective periods were used to translate amounts in foreign currencies.

Disclosure of Sensitivity analysis for types of market risk
The sensitivity analysis on pre-tax net income presents the impact of foreign currency denominated financial instruments and adjusts their translation for a 5% strengthening in the relevant foreign currency as at the end of the respective periods. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 5% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges as at the end of the respective periods. This analysis assumes all other variables remain constant.

	USD		EUR
	Net income	OCI	Net income	OCI
As at March 31, 2026	3.7	(16.6)	—	(6.2)
As at March 31, 2025	2.1	(10.5)	0.6	(1.1)

Disclosure of letters of credit and guarantees

	2026	2025
Advance payments	$222.0	$207.2
Contract performance	100.2	110.7
Lease obligations	9.4	17.3
Financial obligations	88.8	69.5
Other	—	1.5
	$420.4	$406.2